REVENUE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 7,862.0	$ 7,515.5
Intercompany Revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	(1,031.4)	(946.5)
Solid Waste
Disclosure of disaggregation of revenue from contracts with customers
Revenue	6,983.4	6,609.9
Solid Waste | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	4,297.9	4,275.3
Solid Waste | Landfills
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,088.8	940.1
Solid Waste | Transfer
Disclosure of disaggregation of revenue from contracts with customers
Revenue	834.1	753.7
Solid Waste | Material recovery
Disclosure of disaggregation of revenue from contracts with customers
Revenue	439.5	327.7
Amount of reclassifications or changes in presentation		5.2
Solid Waste | Other
Disclosure of disaggregation of revenue from contracts with customers
Revenue	323.1	313.1
Amount of reclassifications or changes in presentation		(86.6)
Solid Waste | Residential | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,455.0	1,538.4
Solid Waste | Commercial/industrial | Total collection
Disclosure of disaggregation of revenue from contracts with customers
Revenue	2,842.9	2,736.9
Amount of reclassifications or changes in presentation		(144.9)
Environmental Services
Disclosure of disaggregation of revenue from contracts with customers
Amount of reclassifications or changes in presentation		227.2
Environmental Services | Gross Revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 1,910.0	1,852.1
Amount of reclassifications or changes in presentation		231.5
Environmental Services | Intercompany Revenue
Disclosure of disaggregation of revenue from contracts with customers
Amount of reclassifications or changes in presentation		$ (4.3)